Borrowings and debt (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings and debt
Cash outflow for leases	$ 1,072	$ 0	$ 0
Interest on lease liabilities	912
Income from sub-leasing right-of-use assets	$ (1,661)